Income and expenses - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and development expenses [Line Items]
Payroll expenses	€ (166,406)	€ (151,174)	€ (147,875)
Total	(44,400)	(38,098)	(37,568)
Research and development expenses
Research and development expenses [Line Items]
Purchase of goods and services	(6,026)	(4,759)	(5,930)
Amortization and depreciation	(1,696)	(1,459)	(1,454)
Payroll expenses	(36,678)	(31,900)	(30,184)
Other		20
Total	€ (44,400)	€ (38,098)	€ (37,568)